As filed with the U.S. Securities and Exchange Commission on December 5, 2025
File No. 033-33980
File No. 811-06067
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 92	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 93
(Check appropriate box or boxes.)
DIMENSIONAL INVESTMENT GROUP INC.
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)       (Zip Code)
Registrant’s Telephone Number, including Area Code  (512) 306-7400
Catherine L. Newell, Esquire, President and General Counsel
Dimensional Investment Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Brian Crowell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048
It is proposed that this filing will become effective (check appropriate box):
[   ] immediately upon filing pursuant to paragraph (b)
[X] on January 7, 2026 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on [Date] pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on [Date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Titles of Securities Being Registered:
U.S. Large Company Portfolio: ETF Class shares

This Post-Effective Amendment No. 92/93 to Registration File Nos. 033-33980/811-06067 includes the following:
1. FACING PAGE
2. CONTENTS PAGE
3.	PART A – Prospectus relating to the ETF Class shares of the Registrant’s U.S. Large Company Portfolio series of shares
4.	PART B – Statement of Additional Information relating to the ETF Class shares of the Registrant’s U.S. Large Company Portfolio series of shares
5. PART C – Other Information
6. SIGNATURES
*
The Prospectus and Statement of Additional Information relating to the ETF Class shares of the Portfolio is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment Nos. 91/92 to the Registration Statement of the Registrant, which was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(1) on October 9, 2025 (Accession Number 0000861929-25-000007).

EXPLANATORY NOTE

Post-Effective Amendment Nos. 91/92 (“PEA 91/92”) was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(1) on October 9, 2025 (Accession Number 0000861929-25-000007) to be effective 60 days after filing.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 92/93 (“PEA 92/93”) to the Registration Statement of Dimensional Investment Group Inc. (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA 91/92 relating to the ETF Class shares of U.S. Large Company Portfolio, a series of the Registrant (the “Portfolio”). This PEA 92/93 relates only to the ETF Class shares of the Portfolio and does not otherwise delete, amend, or supersede any information relating to any other series or class of the Registrant.

Accordingly, the Prospectus and Statement of Additional Information of the Registrant as filed in PEA 91/92 are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA 92/93 is being filed for the sole purpose of designating January 7, 2026 as the new date upon which PEA 91/92 shall become effective.

DIMENSIONAL INVESTMENT GROUP INC. (92/93)

PART C
OTHER INFORMATION

ITEM 28.   EXHIBITS.
(a)	Articles of Incorporation.
(1)	Articles of Amendment and Restatement filed with the Maryland Secretary of State on July 9, 2009
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: December 14, 2009.
(2)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: December 14, 2009.
(3)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010 Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.
(4)	Articles Supplementary filed with the Maryland Secretary of State on May 6, 2010 Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.
(5)	Articles of Amendment filed with the Maryland Secretary of State on May 6, 2010 Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.

(6)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010 Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.
(7)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010 Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 58/59 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2011.
(8)	Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2012.
(9)	Articles of Amendment filed with the Maryland Secretary of State on February 28, 2012
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 79/80 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2018.

(10)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2015 Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 79/80 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2018.

(11)	Articles of Amendment filed with the Maryland Secretary of State on July 25, 2017
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 79/80 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2018.

(b)	By-Laws.
(1)	Amended and Restated By-Laws of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No: 86/87 to the Registrant’s Registration Statement on Form N-1A.
Filing Nos: 33-33980 and 811-6067.
Filing Date: February 11, 2022.

(c)	Instruments Defining Rights of Security Holders.
(1)	See Article Fifth of the Registrant’s Articles of Amendment and Restatement.
(2)	See Article 8 of the Registrant’s Amended and Restated By-Laws.
(d)	Investment Advisory Agreement.
(1)	Investment Management Agreements.
(a)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA International Value Portfolio
Incorporated herein by reference to:
Filing Post-Effective Amendment No. 87/88 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2022.

(b)	Investment Management Agreement between the Registrant and DFA re: the:
* DFA International Value Portfolio III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(c)	Investment Management Agreement between the Registrant and DFA re: the:
* Emerging Markets Portfolio II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(d)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Global Allocation 25/75 Portfolio
Filing: Post-Effective Amendment No. 83/84 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2020.

(e)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Global Allocation 60/40 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 26, 2021.

(f)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 26, 2021.

(g)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Two-Year Fixed Income Portfolio
Filing: Post-Effective Amendment No. 83/84 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2020.

(h)	Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:
* DFA Two-Year Government Portfolio
Filing: Post-Effective Amendment No. 87/88 to the Registrant’s Registration Statement on Form N 1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2022.

(i)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Value Portfolio II
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(j)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(k)	Investment Management Agreement between the Registrant and DFA re: the:
* U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2017.

(2)	Sub-Advisory Agreement.

(a)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated July 21, 2015 re: the:
* DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(b)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited dated July 21, 2015 re: the:
* DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.
(e)	Underwriting Contracts.
(1)	Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 91/92 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: October 9, 2025.

(f)	Bonus or Profit Sharing Contracts.
Not applicable.

(g)	Custodian Agreements.
(1)	Custodian Agreement between the Registrant and State Street Bank and Trust Company
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2013.

(a)	Amendment to the U.S. Mutual Funds Custodian Agreement dated June 1, 2023 re: term extension.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2024.

(h)	Other Material Contracts.
(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2013.

(a)	Amendment No. 1 dated August 8, 2013 re: calculation and payment of shareholder service fees.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2014.

(b)	Amendment No. 2 re: the addition of “FAN” services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(c)	Amendment dated December 23, 2021 re: “SVI” review services.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 88/89 to the Registrant’s Registration Statement on Form N-1A
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2023.

(d)	Amendment to and Assignment of Transfer Agency and Service Agreement.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2024.

(2)	Administration Agreement between the Registrant and State Street Bank and Trust Company
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 68/69 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2013.

(a)	Amendment dated November 13, 2018 re: Liquidity Risk Measurement Services
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(b)	Amendment dated June 1, 2023 to the U.S. Mutual Funds Administration Agreement
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067
Filing Date: February 28, 2024.

(3)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.
(a)	Dated March 13, 1996 re the:
*	RWB/DFA Two-Year Government Portfolio
Incorporated by reference to:
Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: March 3, 1998.
(i)	Amended Agreement dated March 13, 1996 re the:
*	RWB/DFA Two-Year Government Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: March 3, 1998.

(ii)	Amendment Number Two re the reflection of the following name change:
* RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: January 26, 2001.
(iii)	Amendment Number Three re the reflection of the following name change:
* AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 27, 2009.
(b)	Dated March 13, 1996 re the:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: March 3, 1998.

(i)	Amendment Number One dated March 13, 1996 re the:
*	RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 81/82 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2019.

(ii)	Amendment Number Two re the reflection of the following name change:
* RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: January 26, 2001.

(iii)	Amendment Number Three re the reflection of the following name change:
* AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: May 16, 2002.

(iv)	Amendment Number Four re the reflection of the following name change:
* AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 27, 2009.
(4)	Form of Facility Agreement with DFA.
Previously filed with this registration statement and incorporated herein by reference.
(5)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re the:
*	U.S. Small Cap Portfolio II; and
*	U.S. Large Cap Portfolio II.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: March 3, 1998.
(6)	Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:
* Global Equity Portfolio
* Global Allocation 60/40 Portfolio
* Global Allocation 25/75 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2025.

(7)	Amended and Restated Fee Waiver Agreement between the Registrant and DFA re: the:
* U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2025.

(8)	Amended and Restated Fee Waiver and/or Expense Agreement between the Registrant and DFA re: the:
* DFA International Value Portfolio
* DFA International Value Portfolio III
* Emerging Markets Portfolio II
* U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2025.

(9)	Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:
* DFA Two-Year Fixed Income Portfolio
* DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2025.

(10)	Form of Rule 12d1-4 Fund of Funds Investment Agreement.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 87/88 to the Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2022.

(11)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the
* U.S. Large Company Portfolio: ETF Class shares
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 91/92 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: October 9, 2025.

(i)	Legal Opinion.
(1)	Legal Opinion of Stradley Ronon Stevens & Young, LLP
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 79/80 to the Registrant’s Registration
Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2018.
(j)	Other Opinions.
(1)	Consent of Independent Certified Public Accountants, PricewaterhouseCoopers LLP.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2025.

(2)	Consent of Independent Certified Public Accounts, PricewaterhouseCoopers LLP, relating to ETF Class shares of U.S. Large Company Portfolio to be filed by Amendment.

(k)	Omitted Financial Statements.
Not applicable.
(l)	Initial Capital Agreements.
(1)	Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.
(m)	Rule 12b-1 Plan.
Not applicable.
(n)	Rule 18f-3 Plan.
(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 91/92 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: October 9, 2025.

(o)	Powers-of-Attorney.
(1)
On behalf of the Registrant, Power-of-Attorney dated September 20, 2024, appointing Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn S. Lee, Lisa M. Dallmer, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Stefan Nagel, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2025.

(2)
On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of September 20, 2024, appointing Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn S. Lee, Lisa M. Dallmer, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Stefan Nagel, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2025.

(3)	Certified Resolution Regarding Powers of Attorney.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N‑1A.
File Nos.: 33-33980 and 811-6067.
Filing Date: February 28, 2025.

(p)	Code of Ethics.
(1)	Code of Ethics of the Registrant, Advisor, Sub-Advisers and Underwriter,
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 33-33980 and 811-6067
Filing Date: February 28, 2024.

ITEM 29.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
None.

ITEM 30.   INDEMNIFICATION.
(1)
Reference is made to Section 1 of Article Eight of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

(a)
The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:

(i)	unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and
(ii)
provided that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)
The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)
The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

(2)	Registrant’s Articles of Restatement provide the following under Article Seventh:
(a)
To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages.  This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b)
Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

ITEM 31.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.
(a)
Dimensional Fund Advisors LP (the “Advisor”), with a principal place of business located at 6300 Bee Cave Road, Building One, Austin, TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund, DFA Investment Dimensions Group Inc., and Dimensional ETF Trust The Advisor also serves as sub-advisor for certain other registered investment companies.
The Advisor is engaged in the business of providing investment advice primarily to institutional investors.  For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those executive officers and partners during the past two years.
(b)
The Sub-Advisor for the DFA Two-Year Fixed Income Portfolio is Dimensional Fund Advisors Ltd. ("DFAL"). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL's Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)
The Sub-Advisor for the DFA Two-Year Fixed Income Portfolio is DFA Australia Limited ("DFA Australia"). DFA Australia has its principal place of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.   PRINCIPAL UNDERWRITERS.
(a)
DFA Securities LLC (“DFAS”) is the principal underwriter for the Registrant.  DFAS also serves as principal underwriter for DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional ETF Trust.

(b)	The following table sets forth information as to the Distributor’s, Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, TX 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Ryan P. Buechner	Not Applicable	Vice President and Assistant Secretary
David P. Butler	Co-Chief Executive Officer	Co-Chief Executive Officer and Director
Stephen A. Clark	Executive Vice President	Executive Vice President
Lisa M. Dallmer	Executive Vice President Chief Operating Officer	Chief Operating Officer
Bernard J. Grzelak	Vice President, Chief Financial Officer, and Treasurer	Vice President
Jeff J. Jeon	Vice President	Vice President
Joy L. Lopez	Not Applicable	Vice President and Assistant Treasurer
Kenneth M. Manell	Not Applicable	Vice President
Jan Miller	Not Applicable	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Executive Vice President, Secretary and General Counsel	President and General Counsel
Selwyn J. Notelovitz	Vice President and Chief Compliance Officer	Vice President
Carolyn S. Lee	Vice President and Assistant Secretary	Vice President and Secretary
Randy C. Olson	Vice President	Chief Compliance Officer
Gerard K. O'Reilly	Co-Chief Executive Officer and Co-Chief Investment Officer	Co-Chief Executive Officer, Co-Chief Investment Officer, Chairman and Director
Savina B. Rizova	Vice President and Co-Chief Investment Officer	Co-Chief Investment Officer
James J. Taylor	Vice President	Vice President and Assistant Treasurer
Dimensional Fund Advisors LP	Sole Member	Not Applicable

(c)	Not applicable.
ITEM 33.   LOCATION OF ACCOUNTS AND RECORDS.
The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:
Name Dimensional Investment Group Inc.	Address 6300 Bee Cave Road, Building One Austin, TX 78746

State Street Bank and Trust Company	One Congress Street, Suite 1, Boston, MA 02114-2016

Citibank, N.A.	111 Wall Street New York, New York 10005

ITEM 34.   MANAGEMENT SERVICES.
None.
ITEM 35.   UNDERTAKINGS.
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 92/93 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 5th day of December, 2025.

DIMENSIONAL INVESTMENT GROUP INC.
(Registrant)

By: /s/Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)
Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 92/93 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer, Co-Chief Investment Officer,	December 5, 2025
Gerard K. O’Reilly	Chairman and Director

/s/ David P. Butler*	Co-Chief Executive Officer and Director	December 5, 2025
David P. Butler

/s/ Jan Miller*	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President	December 5, 2025
Jan Miller

/s/ Reena Aggarwal*	Director	December 5, 2025
Reena Aggarwal

/s/ Douglas W. Diamond*	Director	December 5, 2025
Douglas W. Diamond

/s/ Darrell Duffie*	Director	December 5, 2025
Darrell Duffie

/s/ Francis A. Longstaff*	Director	December 5, 2025
Francis A. Longstaff

/s/ Stefan Nagel*	Director	December 5, 2025
Stefan Nagel

/s/ Abbie J. Smith*	Director	December 5, 2025
Abbie J. Smith

/s/ Heather E. Tookes*	Director	December 5, 2025
Heather E. Tookes

/s/ Ingrid M. Werner*	Director	December 5, 2025
Ingrid M. Werner
* By:   /s/ Ryan P. Buechner
Ryan P. Buechner
Attorney-in-Fact (Pursuant to a Power of Attorney)

EXHIBIT INDEX

Exhibit No.	Description

There are no exhibits filed with this Registratrion Statement.